Employee Benefits - Amounts Recognized in Consolidated Statements of Comprehensive Income (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [line items]
Current service costs	₩ 209,612	₩ 285,706	₩ 239,508
Net interest costs	(9,686)	1,901	5,894
Amounts recognized in consolidated statements of comprehensive income	199,926	287,607	245,402
Cost of sales [member]
Disclosure of defined benefit plans [line items]
Amounts recognized in consolidated statements of comprehensive income	131,724	161,810	170,334
Selling and administrative expenses [member]
Disclosure of defined benefit plans [line items]
Amounts recognized in consolidated statements of comprehensive income	67,424	124,994	74,210
Others [member]
Disclosure of defined benefit plans [line items]
Amounts recognized in consolidated statements of comprehensive income	₩ 778	₩ 803	₩ 858